AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2023

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2023

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2023
(in thousands, except share data)
Assets
Qualified Assets
Investments in unaffiliated issuers:
Cash and cash equivalents	$1,188,556
Available-for-Sale securities, at fair value	11,360,340
Commercial mortgage loans and syndicated loans, at cost	183,468
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	47
Total investments	12,732,411
Receivables:
Dividends and interest	38,807
Receivables from brokers, dealers and clearing organizations	2,945
Other receivables	497
Total receivables	42,249
Derivative assets	19,566
Total qualified assets	12,794,226
Other Assets:
Deferred taxes, net	40,594
Taxes receivable from parent	279
Due from related party	16,901
Total other assets	57,774
Total assets	$12,852,000

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED) (continued)

June 30, 2023
(in thousands, except share data)
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$9,190
Fully paid certificates:
Reserves to mature	12,035,747
Additional credits and accrued interest	23,340
Due to unlocated certificate holders	594
Total certificate reserves	12,068,871
Accounts payable and accrued liabilities:
Due to related party	4,236
Taxes payable to parent	2,182
Payables to brokers, dealers and clearing organizations	146,480
Total accounts payable and accrued liabilities	152,898
Derivative liabilities	13,609
Other liabilities	53,110
Total liabilities	12,288,488

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	584,667
Retained earnings:
Appropriated for pre-declared additional credits and interest	15
Appropriated for additional interest on advance payments	16,158
Unappropriated	83,547
Accumulated other comprehensive income (loss), net of tax	(122,375)
Total shareholder's equity	563,512
Total liabilities and shareholder's equity	$12,852,000

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2023
(in thousands)
Investment Income
Interest income:
Available-for-Sale securities	$252,036
Commercial mortgage loans and syndicated loans	5,233
Cash and cash equivalents	32,314
Certificate loans	2
Other	27
Total investment income	289,612

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	8,688
Investment advisory and services	11,733
Transfer agent	4,393
Depository	49
Other	423
Total investment expenses	25,286
Net investment income before provision for certificate reserves and income taxes	264,326

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	195
Additional credits/interest authorized by ACC	193,047
Total provision for certificate reserves before reserve recoveries	193,242
Reserve recoveries from terminations prior to maturity	(929)
Net provision for certificate reserves	192,313

Net investment income before income taxes	72,013
Income tax expense	18,236
Net investment income, after-tax	53,777

Net realized gain (loss) on investments:
Securities of unaffiliated issuers before income taxes	(909)
Income tax expense (benefit)	(191)
Net realized gain (loss) on investments, after-tax	(718)
Net income	$53,059

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2023
(in thousands)
Net income	$53,059
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period	(7,287)
Reclassification of net (gains) losses on securities included in net income	257
Total other comprehensive income (loss), net of tax	(7,030)
Total comprehensive income (loss)	$46,029

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2023
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning and end of period	481,667
Receipt of capital from parent	103,000
Balance at end of period	584,667

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	15,960
Transfer to appropriated from unappropriated, net	198
Balance at end of period	16,158

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	30,686
Net income	53,059
Transfer to appropriated from unappropriated, net	(198)
Balance at end of period	83,547

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(115,345)
Other comprehensive income (loss), net of tax	(7,030)
Balance at end of period	(122,375)

Total Shareholder's Equity	$563,512

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2023
(in thousands)
Cash Flows from Operating Activities
Net income	$53,059
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	(60,839)
Deferred income tax expense (benefit)	(474)
Net realized (gain) loss on Available-for-Sale securities	326
Other net realized (gain) loss	583
Provision for credit losses	(1)
Changes in operating assets and liabilities:
Dividends and interest receivable	33,589
Certificate reserves, net	13,175
Taxes payable to/receivable from parent, net	(3,805)
Derivatives, net of collateral	(400)
Other liabilities	10,960
Other receivables	(426)
Other, net	(2,331)
Net cash provided by (used in) operating activities	43,416

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	111,727
Maturities, redemptions and calls	2,724,660
Purchases	(5,748,558)
Syndicated loans and commercial mortgage loans:
Sales, maturities and repayments	21,956
Purchases and fundings	(1,976)
Certificate loans, net	25
Net cash provided by (used in) investing activities	(2,892,166)

Cash Flows from Financing Activities
Payments from certificate holders and other additions	6,395,156
Certificate maturities and cash surrenders	(3,641,718)
Capital contribution from parent	103,000
Net cash provided by (used in) financing activities	2,856,438

Net increase (decrease) in cash and cash equivalents	7,688
Cash and cash equivalents at beginning of period	1,180,868
Cash and cash equivalents at end of period	$1,188,556

Supplemental disclosures including non-cash transactions:
Cash paid (received) for income taxes	$21,780
Cash paid for interest	182,832

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS
BANK CERTIFICATES OF DEPOSIT
BNP PARIBAS SA	7/3/2023	5.050%	$18,800	$18,800	$18,800
TOTAL BANK CERTIFICATES OF DEPOSIT				18,800	18,800

U.S. GOVERNMENT AND AGENCIES
FEDERAL HOME LOAN BANKS	7/3/2023	—	50,000	49,987	49,987
FEDERAL HOME LOAN BANKS	7/5/2023	—	25,000	24,987	24,987
UNITED STATES TREASURY BILL	8/24/2023	—	100,000	99,240	99,240
UNITED STATES TREASURY BILL	8/31/2023	—	100,000	99,120	99,120
TOTAL U.S. GOVERNMENT AND AGENCIES				273,334	273,334

COMMERCIAL PAPER
AMERICAN ELECTRIC POWER COMPANY INC	7/10/2023	—	8,000	7,989	7,989
AMERICAN ELECTRIC POWER COMPANY INC	7/17/2023	—	40,000	39,905	39,905
BERKSHIRE HATHAWAY INC	7/21/2023	—	20,000	19,941	19,941
CANADIAN NATIONAL RAILWAY COMPANY	7/6/2023	—	15,000	14,989	14,989
CANADIAN PACIFIC KANSAS CITY	7/14/2023	—	40,000	39,923	39,923
CENTERPOINT ENERGY INC	7/3/2023	—	50,000	49,986	49,986
CONSOLIDATED EDISON INC	7/19/2023	—	45,000	44,879	44,879
DOMINION ENERGY INC	7/17/2023	—	12,000	11,971	11,971
DOMINION ENERGY INC	7/18/2023	—	10,000	9,974	9,974
DUKE ENERGY CORPORATION	7/12/2023	—	15,000	14,975	14,975
DUKE ENERGY CORPORATION	7/26/2023	—	27,000	26,900	26,900
ENBRIDGE INC	7/3/2023	—	5,000	4,998	4,998
ENBRIDGE INC	7/21/2023	—	15,000	14,954	14,954
ENBRIDGE INC	7/27/2023	—	25,000	24,902	24,902
ENBRIDGE INC	7/28/2023	—	5,000	4,980	4,980
EVERGY INC	7/3/2023	—	32,700	32,690	32,690
EVERGY INC	7/5/2023	—	15,000	14,991	14,991
EVERGY INC	7/19/2023	—	10,000	9,973	9,973
FISERV INC	7/7/2023	—	5,000	4,996	4,996
FISERV INC	7/12/2023	—	30,000	29,951	29,951
KELLOGG COMPANY	7/5/2023	—	8,000	7,995	7,995
L3HARRIS TECHNOLOGIES INC	7/11/2023	—	13,000	12,980	12,980
MONDELEZ INTERNATIONAL INC	7/7/2023	—	5,000	4,995	4,995
MONDELEZ INTERNATIONAL INC	7/21/2023	—	31,000	30,908	30,908
NISOURCE INC	7/7/2023	—	23,700	23,679	23,679
NISOURCE INC	7/11/2023	—	25,000	24,963	24,963
DOMINION ENERGY INC	7/10/2023	—	18,000	17,975	17,975
DOMINION ENERGY INC	7/18/2023	—	10,000	9,974	9,974
REPUBLIC SERVICES INC	7/12/2023	—	30,000	29,952	29,952

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

REPUBLIC SERVICES INC	7/13/2023	—	29,000	28,949	28,949
SOUTHERN COMPANY (THE)	7/5/2023	—	30,000	29,982	29,982
SOUTHERN COMPANY THE	7/5/2023	—	17,000	16,990	16,990
SUNCOR ENERGY INC	7/7/2023	—	20,000	19,982	19,982
SUNCOR ENERGY INC	7/27/2023	—	12,000	11,953	11,953
EMERA INCORPORATED	7/10/2023	—	25,000	24,965	24,965
THOMSON REUTERS CORPORATION	7/5/2023	—	15,000	14,991	14,991
UNITEDHEALTH GROUP INC	7/5/2023	—	50,000	49,972	49,972
WEC ENERGY GROUP INC	7/6/2023	—	10,000	9,993	9,993
WEC ENERGY GROUP INC	7/11/2023	—	38,000	37,945	37,945
XCEL ENERGY INC	7/7/2023	—	45,000	44,961	44,961
TOTAL COMMERCIAL PAPER				877,971	877,971

TOTAL CASH EQUIVALENTS				1,170,105	1,170,105

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS
FEDERAL HOME LOAN BANKS	9/7/2023	—	95,000	94,070	93,993
FEDERAL HOME LOAN BANKS	9/20/2023	—	100,000	98,868	98,744
FEDERAL HOME LOAN BANKS	9/28/2023	—	100,000	98,777	98,620
FEDERAL HOME LOAN BANKS	10/12/2023	—	100,000	98,589	98,408
UNITED STATES TREASURY BILL	4/18/2024	—	105,000	101,094	100,653
UNITED STATES TREASURY BILL	7/13/2023	—	100,000	99,838	99,860
UNITED STATES TREASURY BILL	2/22/2024	—	118,000	114,278	114,106
UNITED STATES TREASURY BILL	12/28/2023	—	100,000	97,400	97,413
UNITED STATES TREASURY BILL	7/6/2023	—	100,000	99,935	99,959
UNITED STATES TREASURY BILL	1/25/2024	—	85,000	82,876	82,557
UNITED STATES TREASURY BILL	7/20/2023	—	80,000	79,801	79,810
UNITED STATES TREASURY BILL	10/19/2023	—	50,000	49,216	49,221
UNITED STATES TREASURY BILL	10/26/2023	—	50,000	49,161	49,169
UNITED STATES TREASURY BILL	5/16/2024	—	95,000	90,957	90,677
UNITED STATES TREASURY BILL	12/7/2023	—	100,000	97,696	97,733
UNITED STATES TREASURY BILL	12/14/2023	—	100,000	97,621	97,623
UNITED STATES TREASURY BILL	12/21/2023	—	100,000	97,522	97,515
UNITED STATES TREASURY BILL	1/4/2024	—	100,000	97,341	97,341
UNITED STATES TREASURY BILL	10/31/2023	—	50,000	49,140	49,143
UNITED STATES TREASURY BILL	3/21/2024	—	95,000	91,788	91,470
UNITED STATES TREASURY BILL	1/31/2024	2.250	100,000	98,513	98,172
UNITED STATES TREASURY BILL	2/29/2024	2.125	100,000	98,182	97,879
UNITED STATES TREASURY BILL	1/15/2024	1.250	100,000	97,526	97,242
UNITED STATES TREASURY BILL	2/15/2024	0.125	100,000	97,106	96,793
UNITED STATES TREASURY BILL	3/15/2024	0.250	65,000	62,960	62,702

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED STATES TREASURY BILL	4/30/2024	2.500	100,000	97,791	97,605
UNITED STATES TREASURY BOND	11/15/2028	5.250	200	206	210
UNITED STATES TREASURY BOND	8/15/2024	2.375	56	56	54
TOTAL U. S. GOVERNMENT AND AGENCIES OBLIGATIONS				2,338,308	2,334,672

STATE AND MUNICIPAL OBLIGATIONS
STATE OF CONNECTICUT	7/1/2023	2.000	750	750	750
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2023	1.041	250	250	246
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2024	1.229	250	250	236
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2025	1.329	1,000	1,000	915
GREAT LAKES WATER AUTHORITY	7/1/2024	1.604	600	600	576
GREAT LAKES WATER AUTHORITY	7/1/2025	1.654	600	600	557
PORT AUTHORITY OF NEW YORK	7/1/2023	1.086	5,000	5,000	5,000
TOTAL STATE AND MUNICIPAL OBLIGATIONS				8,450	8,280

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE AF-204620	11/15/2042	5.610	3,135	3,127	3,089
FANNIE MAE FA-204624	12/15/2038	5.620	9,211	9,183	9,093
FANNIE MAE 06-36 GF	5/25/2036	5.450	2,141	2,149	2,097
FANNIE MAE 07-46 FB	5/25/2037	5.520	582	584	567
FANNIE MAE 07-6	2/25/2037	5.600	3,814	3,820	3,720
FANNIE MAE 09-107 FL	2/25/2038	4.009	1,203	1,209	1,185
FANNIE MAE FK-2010-123	11/25/2040	5.600	4,535	4,575	4,416
FANNIE MAE 12-133	4/25/2042	5.400	2,758	2,750	2,649
FANNIE MAE FA-2013-1	2/25/2043	5.500	4,109	4,123	3,968
FANNIE MAE 13-2 KF	1/25/2037	5.330	3,191	3,184	3,083
FANNIE MAE AF-2015-22C	4/25/2045	5.520	5,737	5,716	5,593
FANNIE MAE KF-2015-27	5/25/2045	5.450	4,893	4,880	4,798
FANNIE MAE DF-2015-38	6/25/2055	5.480	8,536	8,481	8,318
FANNIE MAE FA-2015-4	2/25/2045	5.520	1,996	1,997	1,947
FANNIE MAE AF-2015-42	6/25/2055	5.500	5,327	5,298	5,265
FANNIE MAE_15-50	7/25/2045	5.520	8,735	8,724	8,526
FANNIE MAE FA-2015-55	8/25/2055	5.520	3,625	3,611	3,573
FANNIE MAE FW-2015-84	11/25/2045	5.520	5,939	5,930	5,794
FANNIE MAE AF-2015-91	12/25/2045	5.540	5,779	5,751	5,595
FANNIE MAE_15-93	8/25/2045	5.500	1,899	1,895	1,855
FANNIE MAE_16-11	3/25/2046	5.720	3,693	3,695	3,624
FANNIE MAE AF-2016-11	3/25/2046	5.670	2,620	2,614	2,601
FANNIE MAE 16-2	2/25/2056	5.650	1,765	1,763	1,738
FANNIE MAE WF-2016-68	10/25/2046	5.620	2,118	2,120	2,063
FANNIE MAE FT-2016-84	11/25/2046	5.650	6,070	6,127	5,883

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AF-2016-87	11/25/2046	5.570	3,890	3,887	3,800
FANNIE MAE AF-2016-88	12/25/2046	5.610	3,105	3,105	3,039
FANNIE MAE DF-2017-16	3/25/2047	5.590	1,928	1,935	1,879
FANNIE MAE FL-2017-4	2/25/2047	5.620	4,288	4,288	4,222
FANNIE MAE FC-2017-51	7/25/2047	5.500	15,576	15,622	14,996
FANNIE MAE FNMA_17-8	2/25/2047	5.550	30,472	30,472	29,713
FANNIE MAE FC-2018-73	10/25/2048	5.450	19,655	19,603	18,871
FANNIE MAE AF-2018-87	12/25/2048	5.470	10,758	10,709	10,534
FANNIE MAE_CF-2019-33	7/25/2049	5.620	10,926	10,946	10,496
FANNIE MAE FC-2019-76	12/25/2049	5.650	9,571	9,569	9,286
FANNIE MAE_FA-2020-47	7/25/2050	5.550	27,141	27,141	26,308
FANNIE MAE FNMA_22-44	7/25/2052	5.467	16,843	16,813	16,333
FANNIE MAE_YF-204979	6/25/2050	5.600	18,491	18,508	17,803
FANNIE MAE 09-101	12/25/2039	5.990	4,819	4,887	4,824
FREDDIE MAC 1Q1572	5/1/2038	4.326	3,402	3,576	3,411
FREDDIE MAC 848416	2/1/2041	4.226	2,254	2,349	2,252
FREDDIE MAC 848530	9/1/2039	4.458	993	1,046	1,001
FREDDIE MAC 849281	8/1/2037	4.517	1,951	2,065	1,973
FREDDIE MAC SB0752	10/1/2037	4.500	13,879	13,596	13,626
FREDDIE MAC SB8155	5/1/2037	3.000	29,322	28,490	27,361
FREDDIE MAC SB8191	10/1/2037	4.500	34,771	34,026	34,105
FREDDIE MAC SB8197	12/1/2037	4.000	32,003	31,385	30,890
FREDDIE MAC FR SB8216	3/1/2038	4.500	9,588	9,470	9,404
FREDDIE MAC FR Q00885	9/1/2037	4.000	17,549	17,252	16,957
FREDDIE MAC 781884	8/1/2034	4.250	169	171	173
FREDDIE MAC LF-204475	4/15/2040	5.480	1,113	1,111	1,087
FREDDIE MAC FB-204495	11/15/2038	5.520	4,397	4,374	4,277
FREDDIE MAC 5258	8/25/2052	5.567	47,523	47,523	46,485
FREDDIE MAC 1H2520	6/1/2035	4.604	1,110	1,168	1,121
FREDDIE MAC 1N1474	5/1/2037	6.760	29	30	28
FREDDIE MAC 1Q1515	11/1/2038	4.329	4,436	4,668	4,467
FREDDIE MAC 1Q1540	6/1/2040	4.311	1,771	1,885	1,780
FREDDIE MAC 1Q1548	8/1/2038	4.100	1,778	1,864	1,783
FREDDIE MAC 848922	4/1/2037	4.315	1,479	1,565	1,488
FREDDIE MAC ARM 780514	5/1/2033	5.061	83	84	83
FREDDIE MAC ARM 780845	9/1/2033	4.296	39	38	39
FREDDIE MAC ARM 780903	9/1/2033	4.320	44	44	45
FREDDIE MAC ARM 845654	2/1/2024	4.625	1	1	1
FREDDIE MAC ARM 845730	11/1/2023	4.375	1	1	1
FREDDIE MAC 845733	4/1/2024	4.625	3	3	3
FREDDIE MAC ARM 846702	10/1/2029	4.460	—	—	—
FANNIE MAE 22-33	9/25/2038	5.467	20,077	20,077	19,476

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE 22-37	7/25/2052	5.467	42,012	41,975	41,141
FANNIE MAE 22-43 FB	7/25/2052	5.667	36,084	36,141	35,294
FANNIE MAE_23-19	5/25/2053	5.717	61,537	61,537	61,246
FANNIE MAE 22-66	10/25/2052	5.617	22,951	22,973	22,353
FANNIE MAE AL4110	3/1/2037	3.922	1,394	1,459	1,403
FANNIE MAE AL4100	9/1/2036	4.791	1,785	1,872	1,802
FANNIE MAE AL4114	2/1/2039	4.569	1,672	1,767	1,698
FANNIE MAE AS4507	2/1/2030	3.000	3,684	3,767	3,510
FANNIE MAE AS4878	4/1/2030	3.000	4,746	4,854	4,521
FANNIE MAE 725719	7/1/2033	4.227	124	124	124
FANNIE MAE 725694	7/1/2034	4.341	96	94	93
FANNIE MAE 834552	8/1/2035	4.100	109	110	111
FANNIE MAE BE5622	1/1/2032	2.500	10,547	10,610	9,772
FANNIE MAE BK0933	7/1/2033	3.500	3,596	3,633	3,442
FANNIE MAE BT1939	2/1/2037	2.000	8,674	8,606	7,690
FANNIE MAE CA1265	2/1/2033	3.000	8,663	8,622	8,154
FANNIE MAE CA2283	8/1/2033	3.500	3,969	3,963	3,803
FANNIE MAE FM9247	11/1/2036	2.000	6,758	6,926	5,991
FANNIE MAE FS2940	9/1/2037	4.500	13,410	13,097	13,156
FANNIE MAE MA3391	6/1/2033	3.000	4,989	4,946	4,679
FANNIE MAE MA4697	8/1/2042	4.000	18,561	18,601	17,686
FANNIE MAE 4915	2/1/2038	5.000	9,293	9,297	9,233
FANNIE MAE 303970	9/1/2024	6.000	3	3	3
FANNIE MAE 725558	6/1/2034	5.335	29	28	28
FANNIE MAE 735034	10/1/2034	3.772	1,149	1,201	1,154
FANNIE MAE 735702	7/1/2035	5.402	800	820	810
FANNIE MAE 794787	10/1/2034	3.795	26	26	26
FANNIE MAE 799733	11/1/2034	3.806	110	111	107
FANNIE MAE 801337	9/1/2034	6.022	648	678	654
FANNIE MAE 801917	10/1/2034	4.070	153	153	150
FANNIE MAE 804561	9/1/2034	4.446	147	148	147
FANNIE MAE 807219	1/1/2035	4.158	269	270	265
FANNIE MAE 809532	2/1/2035	4.152	134	135	134
FANNIE MAE 889485	6/1/2036	4.584	973	987	985
FANNIE MAE 922674	4/1/2036	4.618	352	359	356
FANNIE MAE 968438	1/1/2038	3.905	305	320	299
FANNIE MAE 995123	8/1/2037	4.571	106	109	105
FANNIE MAE 995548	9/1/2035	5.207	498	508	502
FANNIE MAE 995604	11/1/2035	4.147	1,119	1,173	1,129
FANNIE MAE 995614	8/1/2037	5.401	153	160	152
FANNIE MAE AB5230	5/1/2027	2.500	1,705	1,720	1,627
FANNIE MAE AD0901	4/1/2040	4.147	923	978	928

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AE0559	12/1/2034	4.042	1,218	1,270	1,222
FANNIE MAE AE0566	8/1/2035	4.424	1,058	1,104	1,070
FANNIE MAE AL1037	1/1/2037	4.420	1,114	1,176	1,130
FANNIE MAE AL2269	10/1/2040	4.136	946	1,002	957
FANNIE MAE AL3935	9/1/2037	4.579	2,655	2,789	2,676
FANNIE MAE AL3961	2/1/2039	4.274	866	911	850
FANNIE MAE AO8746	8/1/2027	2.500	3,295	3,344	3,137
FANNIE MAE ARM 190726	3/1/2033	6.402	15	16	15
FANNIE MAE ARM 249907	2/1/2024	4.750	2	2	2
FANNIE MAE ARM 303259	3/1/2025	4.480	3	3	3
FANNIE MAE ARM 545786	6/1/2032	5.290	136	136	135
FANNIE MAE ARM 620293	1/1/2032	4.400	22	22	22
FANNIE MAE ARM 651629	8/1/2032	3.935	3	3	3
FANNIE MAE ARM 655646	8/1/2032	3.965	64	64	62
FANNIE MAE ARM 655798	8/1/2032	3.854	149	149	146
FANNIE MAE ARM 661349	9/1/2032	4.270	64	64	65
FANNIE MAE ARM 661744	10/1/2032	4.062	95	95	96
FANNIE MAE ARM 664750	10/1/2032	3.863	54	54	52
FANNIE MAE ARM 670731	11/1/2032	4.540	47	47	46
FANNIE MAE ARM 670779	11/1/2032	4.435	210	211	206
FANNIE MAE ARM 670890	12/1/2032	4.665	70	70	69
FANNIE MAE ARM 670912	12/1/2032	4.665	30	30	29
FANNIE MAE ARM 670947	12/1/2032	4.665	124	124	121
FANNIE MAE ARM 722779	9/1/2033	3.788	51	51	50
FANNIE MAE ARM 733525	8/1/2033	3.750	211	204	212
FANNIE MAE ARM 739194	9/1/2033	3.854	231	232	233
FANNIE MAE ARM 743256	10/1/2033	3.859	51	51	52
FANNIE MAE ARM 743856	11/1/2033	4.227	28	28	29
FANNIE MAE ARM 758873	12/1/2033	3.911	44	44	44
FANNIE MAE HYBRID ARM 566074	5/1/2031	5.334	141	141	139
FANNIE MAE HYBRID ARM 584507	6/1/2031	5.589	83	82	84
FANNIE MAE MA1144	8/1/2027	2.500	1,532	1,556	1,457
FREDDIE MAC 2A-AOT-76	10/25/2037	2.016	3,341	3,395	2,819
FREDDIE MAC 4363 2014 FA	9/15/2041	4.022	1,328	1,331	1,285
FREDDIE MAC GF-204367	3/15/2037	4.098	6,208	6,197	6,027
FANNIE MAE F-2019-31	7/25/2049	5.600	19,047	19,038	18,430
FREDDIE MAC AF-204774	7/15/2042	5.470	3,540	3,534	3,433
FREDDIE MAC FHLMC_22-5278	11/25/2052	5.867	81,098	81,098	80,281
FREDDIE MAC F2-20350	9/15/2040	3.933	10,990	10,979	10,739
FREDDIE MAC FD-203928	9/15/2041	5.613	12,647	12,735	12,398
FREDDIE MAC 4159 FD	1/15/2043	5.543	3,004	3,014	2,949
FREDDIE MAC 4248	5/15/2041	5.643	4,965	4,972	4,873

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC FD-204301	7/15/2037	5.593	4,272	4,297	4,187
FREDDIE MAC 4448	5/15/2040	5.490	3,430	3,411	3,330
FREDDIE MAC WF-204491	8/15/2039	5.490	2,159	2,155	2,119
FREDDIE MAC FL-204523	8/15/2038	5.520	3,164	3,144	3,076
FREDDIE MAC FA-204547	9/15/2040	4.026	3,006	3,000	2,930
FREDDIE MAC AF-204559	3/15/2042	5.670	3,937	3,921	3,893
FREDDIE MAC KF-204560	7/15/2040	5.720	4,719	4,709	4,573
FREDDIE MAC 4595	10/15/2037	3.953	2,741	2,741	2,704
FREDDIE MAC AF-204615	10/15/2038	4.174	2,024	2,017	1,960
FANNIE MAE GF-204639	3/15/2036	4.324	9,092	9,067	8,981
FREDDIE MAC WF-204681	8/15/2033	5.520	11,906	11,894	11,637
FREDDIE MAC WF-204697	6/15/2038	4.131	8,354	8,353	8,027
FREDDIE MAC WF-204730	8/15/2038	5.520	16,725	16,641	16,116
FREDDIE MAC FA-204822	5/15/2035	5.443	26,323	26,320	25,820
FREDDIE MAC_JF-204981	6/25/2050	5.550	15,477	15,477	15,113
FREDDIE MAC 4981	6/25/2050	5.550	37,053	37,282	35,766
FREDDIE MAC _5080	3/25/2051	5.287	15,511	15,511	14,236
FREDDIE MAC G16485	5/1/2033	3.000	6,077	6,039	5,706
FREDDIE MAC J32518	8/1/2030	3.000	4,341	4,447	4,141
FREDDIE MAC F4-20328	2/15/2038	4.017	2,309	2,311	2,255
GINNIE MAE FB-2013-151	2/20/2040	5.507	7,464	7,497	7,313
GINNIE MAE LF-2015-82	4/20/2041	3.193	2,365	2,365	2,313
GINNIE MAE AF-2020-36	3/20/2050	5.607	25,899	25,935	25,104
GINNIE MAE II 082573	7/20/2040	2.625	1,469	1,518	1,417
GINNIE MAE II 082431	12/20/2039	2.750	1,445	1,498	1,388
GINNIE MAE II 082710	1/20/2041	3.625	1,049	1,088	1,037
GINNIE MAE FC-2009-8	2/16/2039	6.058	5,680	5,818	5,713
GINNIE MAE FA-2014-43	3/20/2044	5.557	6,276	6,282	6,137
GINNIE MAE AF-2014-94	11/20/2041	2.880	1,566	1,569	1,490
GINNIE MAE AF-2015-18	2/20/2040	2.949	4,051	4,055	3,965
GINNIE MAE FA-2016-115	8/20/2046	5.557	13,736	13,811	13,357
GINNIE MAE MF-2016-108	8/20/2046	5.470	491	489	472
GINNIE MAE FC-2018-67	5/20/2048	5.457	4,261	4,264	4,117
GINNIE MAE 18-66	5/20/2048	5.407	3,359	3,359	3,272
GINNIE MAE 18-168	12/20/2048	5.557	12,931	12,932	12,580
GINNIE MAE 19-143	11/20/2049	5.607	12,201	12,243	11,889
GINNIE MAE 22-18	1/20/2052	5.267	22,754	22,715	21,852
GINNIE MAE 22-207	12/20/2052	5.587	56,773	56,773	56,617
GINNIE MAE_22-197	11/20/2052	5.767	75,498	75,360	75,684
GINNIE MAE 22-213	12/20/2052	5.587	73,308	73,308	72,968

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE 22-99	6/20/2052	5.617	38,397	38,442	37,136
GINNIE MAE 22-137	8/20/2052	5.517	24,049	24,035	23,304
GNMA_23-7	1/20/2053	5.667	98,496	98,553	98,667
GNMA_23-7	1/20/2053	5.667	59,445	59,499	59,533
GNMA_23-21	2/20/2053	5.717	13,976	13,976	14,009
GNMA_23-20	2/20/2053	5.567	40,733	40,661	40,629
GNMA_23-20	2/20/2053	5.567	114,126	114,099	113,996
GNMA_2023-19	2/20/2053	5.717	98,711	98,710	99,397
GINNIE MAE_23-54	4/20/2053	5.667	47,426	47,426	47,396
GINNIE MAE_23-56	4/20/2053	5.667	49,922	49,922	49,894
GINNIE MAE 22-168	9/20/2052	5.567	71,967	71,967	70,232
GINNIE MAE_23-68	5/20/2053	5.617	99,816	99,846	99,413
GINNIE MAE_23-82	6/20/2053	5.817	51,875	51,875	51,875
GINNIE MAE II 082464	1/20/2040	3.625	550	588	538
GINNIE MAE II 082497	3/20/2040	3.625	1,025	1,084	1,013
GINNIE MAE II 082581	7/20/2040	2.625	1,960	2,090	1,890
GINNIE MAE II 082602	8/20/2040	2.625	3,525	3,763	3,423
GINNIE MAE II 082794	4/20/2041	2.875	1,823	1,937	1,781
GINNIE MAE II ARM 8638	6/20/2025	2.875	11	11	11
GINNIE MAE AF-2014-129	10/20/2041	3.336	2,188	2,185	2,095
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				2,281,167	2,242,059

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
ADJUSTABLE RATE MORTGAGE TRUST ARMT_04-2	2/25/2035	4.740	71	71	70
ANGEL OAK MORTGAGE TRUST AOMT_22-1	12/25/2066	2.881	26,956	26,948	23,663
ANGEL OAK MORTGAGE TRUST AOMT_20-5	5/25/2065	1.373	4,519	4,517	4,038
ANGEL OAK MORTGAGE TRUST AOMT_20-2	1/26/2065	2.531	1,639	1,654	1,477
ANGEL OAK MORTGAGE TRUST AOMT_20-3	4/25/2065	1.691	4,174	4,171	3,771
ANGEL OAK MORTGAGE TRUST AOMT_21-8	11/25/2066	1.820	11,151	11,148	9,343
APS RESECURITIZATION TRUST APS_16-3	11/27/2066	7.400	4,689	4,681	6,300
APS RESECURITIZATION TRUST APS_16-3	11/27/2046	7.400	4,574	4,563	6,142
ARROYO MORTGAGE TRUST ARRW_19-1	1/25/2049	3.805	5,220	5,214	4,807
ARROYO MORTGAGE TRUST ARRW_19-3	10/25/2048	2.962	3,568	3,565	3,154
BANK OF AMERICA MORTGAGE SECURITIES BOAMS_04-E	6/25/2034	5.028	599	596	570
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_20-RPL1	5/26/2059	2.500	10,948	11,071	10,147
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_22-NQM1	9/25/2061	3.626	19,243	19,221	17,716
BUNKER HILL LOAN DEPOSITARY TRUST BHLD_19-2	7/25/2049	2.879	5,721	5,716	5,299
BUNKER HILL LOAN DEPOSITARY TRUST BHLD_19-3	11/25/2059	2.724	2,238	2,236	2,117
CENTEX HOME EQUITY CXHE_03-A	12/25/2031	4.250	188	187	187
CHASE MORTGAGE FINANCE CORPORATION CHASE_07-A1	2/25/2037	4.483	828	822	804

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CHNGE MORTGAGE TRUST CHNGE_23_1	3/25/2058	7.065	22,439	22,418	22,278
CHNGE MORTGAGE TRUST CHNGE_23_2	6/25/2058	6.525	47,199	47,198	46,628
CHNGE MORTGAGE TRUST CHNGE_23_3	7/25/2058	6.728	25,000	24,999	24,914
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-5	8/25/2034	4.374	96	96	95
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-RP2 CMLTI_15-PS1	9/25/2042	3.750	1,218	1,226	1,117
CITIGROUP MORTGAGE LOAN TRUST INC CMLTI_15-11	3/25/2035	4.306	36	36	35
COLT FUNDING LLC COLT_20-2R	10/26/2065	1.325	5,547	5,544	4,825
COLT FUNDING LLC COLT_21-6	12/25/2066	1.907	20,752	20,748	17,273
COLT MORTGAGE LOAN TRUST COLT_22-2	2/25/2067	2.994	13,055	13,054	11,527
COLT MORTGAGE LOAN TRUST COLT_22-1	12/27/2066	2.284	20,898	20,892	17,768
COUNTRYWIDE HOME LOANS CWHL_03-46	1/19/2034	3.907	702	711	652
CREDIT SUISSE MORTGAGE TRUST CSMC_17-FHA1	4/25/2047	3.250	9,430	9,503	8,373
CREDIT SUISSE MORTGAGE TRUST CSMC_17-RPL3	8/1/2057	4.000	16,426	16,900	15,157
CREDIT SUISSE MORTGAGE TRUST CSMC_19-NQM1	10/25/2059	2.656	1,047	1,046	996
CREDIT SUISSE MORTGAGE TRUST CSMC_20-SPT1	4/25/2065	1.616	1,082	1,081	1,058
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH1	1/25/2067	2.870	14,439	14,435	13,124
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH2	5/25/2067	4.547	18,279	18,276	17,533
CREDIT SUISSE MORTGAGE TRUST CSMC_17-RPL1	7/25/2057	2.750	6,724	6,715	6,231
CS FIRST BOSTON MORTGAGE SECURITIES CORP. CSFB_04-AR3	4/25/2034	4.424	160	161	147
CSMC TRUST CSMC_21-NQM8	10/25/2066	1.841	24,552	24,549	20,821
CREDIT SUISSE MORTGAGE TRUST CSMC_19-AFC1	7/25/2049	2.573	6,501	6,496	5,936
DEEPHAVEN RESIDENTIAL MORTGAGE TRUST DRMT_22-1	1/25/2067	2.205	21,123	21,112	18,255
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_22-1	1/25/2067	2.206	21,346	21,341	17,715
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_19-2	11/25/2059	2.739	4,782	4,778	4,394
FIRST HORIZON ALTERNATIVE MORTGAGE SECURITIES FHAMS_04-AA4	10/25/2034	5.385	133	135	132
GCAT TRUST GCAT_22-HX1	12/27/2066	2.885	17,398	17,394	15,287
GCAT_19-NQM3	11/25/2059	2.686	3,763	3,760	3,475
GMAC MORTGAGE CORPORATION LOAN TRUST GMACM_04-AR2	8/19/2034	3.951	163	163	146
GMAC MORTGAGE CORPORATION LOAN TRUST GMACM_04-AR2	8/19/2034	3.417	109	109	95
GS MORTGAGE SECURITIES TRUST GSMBS_18-RPL1	10/25/2057	3.750	5,022	4,981	4,730
GSR MORTGAGE LOAN TRUST GSR_05-AR1	1/25/2035	4.239	550	551	512
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-7	11/19/2034	3.856	181	180	165
HOMES_23-NQM2	2/25/2068	6.456	52,433	52,442	52,138
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-1	4/19/2034	4.494	96	96	91
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-10	1/19/2035	4.255	120	121	111
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-4	6/19/2034	5.494	28	28	26
HARBORVIEW MORTGAGE LOAN TRUST HVMLT_04-6	8/19/2034	4.015	70	70	65
IMPERIAL FUND MORTGAGE TRUST IMPRL_21-NQM4	1/25/2057	2.091	26,361	26,356	22,038
IMPERIAL FUND MORTGAGE TRUST IMPRL_23-NQM1	2/25/2068	5.941	23,695	23,682	23,370
JP MORGAN MORTGAGE TRUST JPMMT_19-LTV2	12/25/2049	6.050	30	30	30

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

MELLO MORTGAGE CAPITAL ACCEPTANCE MELLO_21-INV3	10/25/2051	2.500	22,017	22,304	17,554
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A2	2/25/2035	4.160	377	377	346
METLIFE SECURITIZATION TRUST MST_17-1A	4/25/2055	3.000	5,552	5,576	5,073
METLIFE SECURITIZATION TRUST MST_18-1A	3/25/2057	3.750	5,469	5,470	5,099
MFA TRUST MFRA_20-NQM3	1/26/2065	1.014	2,315	2,314	2,031
MILL CITY MORTGAGE LOAN TRUST MCMLT_17-3	1/25/2061	2.750	3,892	3,891	3,706
MILL CITY MORTGAGE TRUST MCMLT_17-2	7/25/2059	2.750	1,052	1,051	1,038
MILL CITY MORTGAGE TRUST MCMLT_18-3	8/25/2058	3.482	2,463	2,492	2,336
MILL CITY MORTGAGE TRUST MCMLT_19-1	10/25/2069	3.250	4,246	4,271	3,993
MILL CITY MORTGAGE TRUST MCMLT_19-GS1	7/25/2059	2.750	5,526	5,533	5,170
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLCC_04-1	12/25/2034	4.015	93	93	85
MERRILL LYNCH MORTGAGE INVESTORS TRUST MLMI_03-A5	8/25/2033	4.374	196	196	183
MERRILL LYNCH MORTGAGE INVESTORS INC MLMI_05-A1	12/25/2034	4.180	113	113	110
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	4.402	199	200	184
MORGAN STANLEY MORTGAGE LOAN TRUST MSM_04-10AR	11/25/2034	5.190	62	63	59
MSRR_15-R7	6/26/2035	4.850	170	169	168
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_19-NQM4	9/25/2059	2.492	1,407	1,406	1,265
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-3A	4/25/2057	4.000	8,090	8,297	7,608
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-1A	3/25/2056	3.750	3,778	3,879	3,445
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-2A	11/26/2035	3.750	2,600	2,650	2,423
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-3A	9/25/2056	3.750	7,187	7,390	6,533
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-1A	2/25/2057	4.000	6,329	6,459	5,899
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-2A	3/25/2057	4.000	7,597	7,800	7,073
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_16-4A	11/25/2056	3.750	7,963	8,177	7,253
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_17-6A	8/27/2057	4.000	6,082	6,215	5,631
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_19-RPL3	7/25/2059	2.750	8,355	8,522	7,702
NEW RESIDENTIAL MORTGAGE LOAN TRUST NRZT_14-3A	11/25/2054	3.750	1,337	1,359	1,225
NATIONSTAR MORTGAGE LOAN TRUST NSMLT_13-A	12/25/2052	3.750	565	574	509
OCEANVIEW MORTGAGE LOAN TRUST OVMLT_20-1	5/28/2050	1.733	2,544	2,542	2,246
ONSLOW BAY FINANCIAL LLC OBX_21-INV1	9/25/2051	2.500	20,529	20,768	16,377
PRKCM TRUST PRKCM_23-AFC2	6/25/2058	6.482	49,831	49,830	49,553
RESIDENTIAL MORTGAGE LOAN TRUST RMLT_19-2	5/25/2059	2.913	1,333	1,330	1,307
RESIDENTIAL MORTGAGE LOAN TRUST RMLT_19-3	9/25/2059	2.633	2,157	2,154	2,066
RUN_22-NQM1	3/25/2067	4.000	9,119	9,053	8,629
SASC_03-24A	7/25/2033	6.481	244	246	231
STAR_20-3	4/25/2065	1.486	1,926	1,925	1,763
STARWOOD MORTGAGE RESIDENTIAL TRUST STAR_22-1	12/25/2066	2.447	24,963	24,955	21,134
STRUCTURED ASSET INVESTMENT LOAN TRUST SAIL_03-BC5	6/25/2033	6.145	731	714	727
TOWD POINT MORTGAGE TRUST TPMT_17-3	7/25/2057	2.750	2,136	2,135	2,058
TOWD POINT MORTGAGE TRUST TPMT_17-4	6/25/2057	2.750	4,913	4,919	4,581

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TOWD POINT MORTGAGE TRUST TPMT_19-HY1	10/25/2048	6.150	2,095	2,101	2,078
UWM MORTGAGE TRUST UWM_21-INV1	9/25/2051	2.500	21,781	22,118	17,475
VERUS SECURITIZATION TRUST VERUS_19-4	11/25/2059	2.642	1,705	1,703	1,616
VERUS SECURITIZATION TRUST VERUS_19-INV3	11/25/2059	2.692	3,335	3,332	3,165
VERUS SECURITIZATION TRUST VERUS_21-R1	10/25/2063	0.820	5,822	5,821	5,246
VERUS SECURITIZATION TRUST VERUS_21-7	10/25/2066	1.829	15,509	15,505	13,079
VERUS SECURITIZATION TRUST VERUS_22-1	1/25/2067	2.724	17,507	17,502	15,496
VERUS SECURITIZATION TRUST VERUS_23-4	5/25/2027	5.811	29,366	29,362	28,970
VISIO_19-2	11/25/2054	2.722	10,311	10,267	9,600
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_03-AR6	6/25/2033	5.345	255	254	238
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_04-AR10	7/25/2044	5.009	174	174	161
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_05-AR3	3/25/2035	4.080	387	387	355
WAMU MORTGAGE PASS-THROUGH CERTIFICATES WAMU_05-AR4	4/25/2035	3.914	1,067	1,064	948
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST WFMBS_04-K	7/25/2034	4.389	261	268	265
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				887,064	811,933
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				3,168,231	3,053,992

ASSET BACKED SECURITIES
ACHV ABS TRUST ACHV_23-1PL	3/18/2030	6.420	3,182	3,182	3,182
AFFIRM ASSET SECURITIZATION TRUST AFFRM_22-A	5/17/2027	4.300	18,000	17,750	17,525
ALLY AUTO RECEIVABLES TRUST ALLYA_22-3	6/16/2025	5.290	22,774	22,774	22,745
ALLY AUTO RECEIVABLES TRUST ALLYA_22-3	4/15/2027	5.070	16,800	16,799	16,694
AMERICAN CREDIT ACCEPTANCE RECEIVABLES TRUST ACAR_22-4	5/13/2026	6.200	17,817	17,816	17,816
AMERICAN CREDIT ACCEPTANCE RECEIVABLES TRUST ACAR_23-2	10/13/2026	5.890	27,730	27,730	27,654
AMERICREDIT AUTOMOBILE RECEIVABLES TRUST AMCAR_22-2	12/18/2025	4.200	20,054	20,053	19,931
APIDOS CLO APID_15-20A	7/16/2031	6.360	20,000	20,000	19,841
APIDOS CLO APID_20-33A	10/24/2034	6.423	22,000	22,000	21,614
BAIN CAPITAL CREDIT CLO BCC_20-5A	1/20/2032	6.470	40,000	40,000	39,604
BALLYROCK LTD BALLY_18-1A	4/20/2031	6.250	40,000	40,000	39,653
BARINGS CLO LTD BABSN_23-1	4/20/2036	6.821	40,000	40,000	39,807
BRAZOS HIGHER EDUCATION AUTHORITY INC BRHEA_10-1	2/25/2035	6.596	14,857	14,773	14,811
BROAD RIVER BSL FUNDING CLO BDRVR_20-1	7/20/2034	6.420	16,000	16,000	15,617
CIFC FUNDING LTD CIFC_17-1A	4/23/2029	6.271	10,396	10,307	10,342
CNH EQUIPMENT TRUST CNH_23-A	9/15/2026	5.340	32,000	31,998	31,878
CARMAX AUTO OWNER TRUST CARMX_23-2	6/15/2026	5.500	35,000	34,999	34,900
CARLYLE GLOBAL MARKET STRATEGIES CGMS_13-3A	10/15/2030	6.360	11,830	11,837	11,769
CARLYLE GLOBAL MARKET STRATEGIES CGMS_13-4A	1/15/2031	6.260	19,475	19,475	19,334
CARLYLE GLOBAL MARKET STRATEGIES CGMS_14-1A	4/17/2031	6.230	29,909	29,231	29,633
CARMAX AUTO OWNER TRUST CARMX_22-4	12/15/2025	5.967	32,015	32,016	32,060
COLLEGE LOAN CORPORATION TRUST COLLE_02-2	3/1/2042	3.586	10,000	8,673	9,817
DT AUTO OWNER TRUST DTAOT_22-3	10/15/2026	6.050	27,708	27,707	27,708
DT AUTO OWNER TRUST DTAOT_23-2	4/15/2027	5.880	37,999	37,999	37,895

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

DRYDEN SENIOR LOAN FUND DRSLF_18-55A	4/15/2031	6.280	12,000	12,000	11,915
EDUCATIONAL SERVICES OF AMERICA INC EDUSA_12-2	4/25/2039	5.880	1,011	1,011	1,009
EDUCATIONAL SERVICES OF AMERICA INC EDUSA_14-1	2/25/2039	5.850	3,740	3,707	3,692
EDUCATIONAL SERVICES OF AMERICA INC EDUSA_14-3	2/25/2036	5.750	329	325	323
EXETER AUTOMOBILE RECEIVABLES TRUST EART_22-6	11/17/2025	5.730	20,782	20,781	20,779
EXETER AUTOMOBILE RECEIVABLES TRUST EART_22-6	8/17/2026	5.700	10,000	9,999	9,981
EXETER AUTOMOBILE RECEIVABLES TRUST EART_23-1	6/16/2025	5.610	11,250	11,250	11,242
EXETER AUTOMOBILE RECEIVABLES TRUST EART_23-1	4/15/2026	5.580	6,000	6,000	5,966
EXETER AUTOMOBILE RECEIVABLES TRUST EART_23-2	11/17/2025	5.870	10,000	10,000	9,995
EXETER AUTOMOBILE RECEIVABLES TRUST EART_23-2	8/17/2026	5.600	14,000	13,999	13,929
FLAGSHIP CREDIT AUTO TRUST FCAT_23-1	12/15/2026	5.380	48,000	47,998	47,763
FLAGSHIP CREDIT AUTO TRUST FCAT_23-2	4/15/2027	5.760	47,000	46,997	46,807
FLAGSHIP CREDIT AUTO TRUST FCAT_22-4	9/15/2026	6.150	42,084	42,082	42,053
FORD CREDIT AUTO OWNER TRUST FORDO_22-D	8/15/2025	5.370	8,804	8,804	8,793
FORD CREDIT AUTO OWNER TRUST FORDO_22-D	8/15/2025	5.827	18,489	18,489	18,525
FORD CREDIT AUTO OWNER TRUST FORDR_20-1	8/15/2031	2.040	71,698	67,863	67,373
FORD CREDIT AUTO OWNER TRUST FORDR_19-1	7/15/2030	3.520	15,553	15,318	15,352
FORD CREDIT AUTO OWNER TRUST FORDR_18-1	7/15/2031	3.190	50,613	48,867	48,638
FOURSIGHT CAPITAL AUTOMOBILE RECEIVABLES TRUST FCRT_23-1	10/15/2026	5.430	14,500	14,499	14,393
FOURSIGHT CAPITAL AUTOMOBILE RECEIVABLES TRUST FCRT_23-1	12/15/2027	5.390	13,000	12,998	12,770
FREED ABS TRUST FREED_22-4FP	12/18/2029	6.490	2,185	2,185	2,186
GTE AUTO RECEIVABLES TRUST GTE_23-1	8/17/2026	5.650	41,410	41,408	41,324
GM FINANCIAL AUTOMOBILE LEASING TRUST GMALT_23-1	6/20/2025	5.270	18,000	17,999	17,944
GM FINANCIAL AUTOMOBILE LEASING TRUST GMALT_23-1	6/20/2025	5.617	18,000	18,000	18,006
GM FINANCIAL AUTOMOBILE LEASING TRUST GMALT_23-1	4/20/2026	5.160	71,885	71,746	71,377
GM FINANCIAL AUTOMOBILE LEASING TRUST GMALT_23-2	10/20/2025	5.887	20,500	20,500	20,543
GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST GMCAR_22-4	11/17/2025	4.600	12,931	12,931	12,866
GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST GMCAR_22-4	11/17/2025	5.717	25,862	25,862	25,899
GLS AUTO RECEIVABLES TRUST GCAR_23-2	1/15/2027	5.700	34,750	34,749	34,601
GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST GMCAR_23-1	3/16/2026	5.190	21,750	21,749	21,671
GM FINANCIAL CONSUMER AUTOMOBILE RECEIVABLES TRUST GMCAR_23-1	3/16/2026	5.687	21,500	21,499	21,510
GLS AUTO RECEIVABLES TRUST GCAR_22-3	5/15/2026	4.590	20,244	20,243	19,979
GOLDENTREE LOAN MANAGEMENT US CLO1 LTD GLM_20-7	4/20/2034	6.320	16,750	16,750	16,447
GOLDENTREE LOAN MANAGEMENT US CLO 1 GLM_23-17A	7/20/2036	6.821	50,000	50,000	49,996
HARLEY-DAVIDSON MOTORCYCLE TRUST HDMOT_23-A	6/15/2026	5.320	16,000	16,000	15,939
HARLEY-DAVIDSON MOTORCYCLE TRUST HDMOT_23-A	6/15/2026	5.597	10,500	10,500	10,494
HYUNDAI AUTO LEASE SECURITIZATION TRUST HALST_23-A	1/15/2026	5.050	51,765	51,503	51,341
321 HENDERSON RECEIVABLES LLC HENDR_10-3A	12/15/2048	3.820	341	341	335
LAD AUTO RECEIVABLES TRUST LADAR_23-1A	10/15/2026	5.680	40,015	40,013	39,783
MADISON PARK FUNDING LTD MDPK_21-48A	4/19/2033	6.415	40,000	40,000	39,662

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

MAGNETITE CLO LTD MAGNE_12-7A	1/15/2028	6.060	9,332	9,230	9,270
MAGNETITE CLO LIMITED MAGNE_20-26	7/25/2034	6.375	25,000	25,000	24,621
MARLETTE FUNDING TRUST MFT_23-2	6/15/2033	6.040	46,100	46,100	45,957
MARLETTE FUNDING TRUST MFT_22-3	11/15/2032	5.180	17,976	17,976	17,878
MARLETTE FUNDING TRUST MFT_23-1	4/15/2033	6.070	19,021	19,020	18,963
MERCEDES-BENZ AUTO RECEIVABLES TRUST MBART_22-1	10/15/2025	5.260	26,086	26,086	26,035
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP MHEAC_14-1	10/25/2035	5.828	2,614	2,576	2,573
NAVIENT STUDENT LOAN TRUST NAVSL_18-DA	12/15/2059	5.993	5,632	5,619	5,503
NISSAN AUTO LEASE TRUST NALT_22-A	8/15/2024	3.450	14,490	14,490	14,451
NORTHSTAR EDUCATION FINANCE INC NEF_02-1	4/1/2042	6.138	2,350	2,255	2,299
OZLM LTD OZLM_17-21A	1/20/2031	6.400	15,260	15,269	15,084
OAKC_21-8A	1/18/2034	6.452	30,000	30,000	29,643
ONEMAIN DIRECT AUTO RECEIVABLES TRUST ODART_21-1A	7/14/2028	0.870	30,250	28,666	28,568
ONEMAIN FINANCIAL ISSUANCE TRUST OMFIT_22-2	10/14/2034	4.890	14,212	14,117	13,891
PAGAYA AI DEBT SELECTION TRUST PAID_23-3	12/16/2030	7.600	19,785	19,786	19,815
PAGAYA AI DEBT SELECTION TRUST PAID_22-5	6/17/2030	8.096	19,299	19,299	19,433
PAGAYA AI DEBT SELECTION TRUST PAID_23-1	7/15/2030	7.556	27,236	27,235	27,259
PALMER SQUARE LOAN FUNDING LTD PSTAT_20-1A	2/20/2028	6.179	2,696	2,672	2,689
RACE POINT CLO LTD RACEP_13-8A	2/20/2030	6.419	12,052	12,052	11,961
RR LTD RRAM_21-19A	10/15/2035	6.400	15,000	15,000	14,743
RR LTD RRAM_23-26	4/15/2038	6.987	50,000	50,000	49,981
REACH FINANCIAL LLC REACH_22-2	5/15/2030	6.630	11,214	11,214	11,219
SLM STUDENT LOAN TRUST SLMA_06-2	1/25/2041	5.425	10,220	9,785	9,806
SLC STUDENT LOAN TRUST SLCLT_08-1	12/15/2032	7.152	1,818	1,828	1,815
SLM STUDENT LOAN TRUST SLMA_12-3	12/27/2038	5.800	4,102	4,127	3,993
SMB PRIVATE EDUCATION LOAN TRUST SMB_21-A	1/15/2053	5.923	14,664	14,299	14,284
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_22-1	11/17/2025	1.940	8,048	8,006	8,007
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_22-4	7/15/2025	4.050	6,244	6,243	6,235
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_22-7	1/15/2026	5.810	35,967	35,966	35,959
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_23-2	3/16/2026	5.870	25,000	24,999	24,973
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_23-2	7/15/2027	5.210	25,000	24,999	24,702
SANTANDER DRIVE AUTO RECEIVABLES TRUST SDART_22-6	5/15/2025	4.370	6,030	6,030	6,021
SMB PRIVATE EDUCATION LOAN TRUST SMB_17-B	10/15/2035	2.820	3,317	3,317	3,131
SOFI CONSUMER LOAN PROGRAM LLC SCLP_22-1S	4/15/2031	6.210	15,395	15,395	15,385
SOFI CONSUMER LOAN PROGRAM LLC SCLP_23-1S	5/15/2031	5.810	18,844	18,844	18,820
THEOREM FUNDING TRUST THRM_22-3	4/15/2029	7.600	17,365	17,330	17,411
THEOREM FUNDING TRUST THRM_22-2	12/15/2028	6.060	14,428	14,427	14,250
TOYOTA AUTO LOAN EXTENDED NOTE TRUST TALNT_19-1A	11/25/2031	2.560	21,725	21,027	21,099
TOYOTA LEASE OWNER TRUST TLOT_23-A	8/20/2025	5.300	15,000	15,000	14,949
UPSTART SECURITIZATION TRUST UPST_22-2	5/20/2032	4.370	7,999	7,984	7,911
VERIZON MASTER TRUST VZMT_22-7	11/22/2027	5.230	10,000	9,999	9,925

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

VERIZON MASTER TRUST VZMT_22-7	11/22/2027	5.917	35,750	35,750	35,858
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_23-1	6/15/2026	5.510	47,000	46,997	46,811
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_23-1	6/15/2026	5.917	44,500	44,500	44,497
WESTLAKE AUTOMOBILE RECEIVABLES TRUST WLAKE_22-3A	7/15/2025	5.240	46,249	46,248	46,157
WORLD OMNI AUTO RECEIVABLE TRUST WOART_22-D	3/16/2026	5.917	25,015	25,015	25,055
WORLD OMNI AUTO RECEIVABLES TRUST WOART_23-B	11/16/2026	5.250	25,000	24,998	24,907
TOTAL ASSET BACKED SECURITIES				2,406,859	2,398,828

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-M2 A2A	10/25/2032	5.271	710	725	701
FREDDIE MAC KF77	2/25/2027	5.850	17,217	17,194	17,256
FREDDIE MAC KF77	2/25/2027	5.967	12,281	12,288	12,364
FREDDIE MAC KF78	3/25/2030	6.067	12,223	12,241	12,370
FREDDIE MAC AL-20KF88	9/25/2030	5.523	8,512	8,512	8,411
FREDDIE MAC AL-20KF90	9/25/2030	5.523	10,193	10,193	10,077
FREDDIE MAC AL-20K98	12/25/2030	5.363	15,307	15,307	15,186
FREDDIE MAC A-20KF50	7/25/2028	5.548	1,968	1,969	1,948
FREDDIE MAC AFLW-20KL3W	8/25/2025	5.598	14,436	14,447	14,384
FREDDIE MAC A-20KF53	10/25/2025	5.452	7,328	7,328	7,300
FREDDIE MAC A-20KF54	11/25/2028	5.628	21,007	21,008	20,919
FREDDIE MAC A-20KF55	11/25/2025	5.660	22,578	22,594	22,495
FREDDIE MAC A-20K56	11/25/2028	5.708	10,312	10,399	10,269
FREDDIE MAC A-20KF58	1/25/2026	5.650	21,353	21,375	21,275
FREDDIE MAC A-20KF59	2/25/2029	5.690	10,673	10,673	10,618
FREDDIE MAC A-20KF60	2/25/2026	5.640	14,973	14,989	14,924
FREDDIE MAC A-20KF61	3/25/2029	5.680	10,600	10,615	10,494
FREDDIE MAC KF67	8/25/2029	5.670	16,241	16,063	16,167
FREDDIE MAC KF74	1/25/2027	5.089	8,730	8,738	8,687
FREDDIE MAC KF76	1/25/2030	5.095	3,550	3,501	3,541
FREDDIE MAC AS-20KF84	7/25/2030	5.361	6,224	6,224	6,149
FREDDIE MAC AFL-2020-KXO	3/25/2030	5.523	14,185	14,185	14,059
FREDDIE MAC AL-20KF86	8/25/2027	5.483	2,743	2,743	2,711
FREDDIE MAC CERTS KF105	2/25/2031	5.317	18,980	19,010	18,482
FREDDIE MAC K-F120	8/25/2031	5.267	63,936	61,748	61,905
FREDDIE MAC KF128	12/25/2031	5.297	4,946	4,946	4,875
FREDDIE MAC KF129	1/25/2029	5.282	12,124	12,124	11,902
FREDDIE MAC KF139	6/25/2032	5.607	45,283	44,528	44,987
FREDDIE MAC KF146	10/25/2032	5.947	80,000	80,000	80,180
FREDDIE MAC KF148	11/25/2032	5.907	117,000	117,000	119,084

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC A-20KF57	12/25/2028	5.688	8,071	8,071	8,035
FREDDIE MAC A10-20KS10	10/25/2028	5.760	19,460	19,467	19,346
FREDDIE MAC KF145	9/25/2032	5.967	120,000	120,012	120,357
FREDDIE MAC KF147	11/25/2032	5.947	116,500	116,504	118,223
FREDDIE MAC KF73	11/25/2029	5.750	26,412	26,439	26,247
FREDDIE MAC FHLMC_KF85	8/25/2030	5.493	3,620	3,620	3,601
FREDDIE MAC A-20KF52	9/25/2028	5.613	2,817	2,817	2,793
FREMF MORTGAGE TRUST AS-20KF97	12/25/2030	5.291	6,679	6,679	6,562
GINNIE MAE AC-2013-13	4/16/2046	1.700	1,236	1,204	1,069
GINNIE MAE 17-127	4/16/2052	2.500	5,549	5,526	4,875
GINNIE MAE 17-135	5/16/2049	2.200	13,081	13,022	11,725
GINNIE MAE 7-140	2/16/2059	2.500	5,885	5,863	5,372
GINNIE MAE 17-146	8/16/2047	2.200	4,686	4,672	4,326
GINNIE MAE AD-2016-1829	11/16/2043	2.250	2,425	2,426	2,326
GINNIE MAE AG-2016-39	1/16/2043	2.300	3,119	3,121	2,933
GINNIE MAE AG-2017-171	10/16/2048	2.250	3,189	3,176	3,010
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				945,286	944,520

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
280 PARK AVENUE MORTGAGE TRUST PRK_17-280P	9/15/2034	6.062	40,000	40,000	38,801
ASHFORD HOSPITALITY TRUST INC AHT1_18-KEYS	6/15/2035	6.193	40,000	40,000	38,930
BANC OF AMERICA MERRILL LYNCH LARGE LOAN INC BAMLL_18-DSNY	9/15/2034	6.044	33,350	33,336	33,129
BARCLAYS COMMERCIAL MORTGAGE SECURITIES LLC BBCMS_19-BWAY	11/15/2034	6.150	10,000	9,993	8,294
BFLD TRUST BFLD_19-DPLO	10/15/2034	6.283	28,000	27,993	27,782
BHMS MORTGAGE TRUST BHMS_18-ATLS	7/15/2035	6.444	40,000	40,000	38,905
BRAEMAR HOTELS & RESORTS TRUST BHR_18-PRME	6/15/2035	6.014	522	522	506
BX COMMERCIAL MORTGAGE TRUST BX_19-XL	10/15/2036	6.181	47,501	47,276	47,204
BX COMMERCIAL MORTGAGE TRUST BX_19-ATL	10/15/2036	6.195	27,275	27,273	26,730
BX COMMERCIAL MORTGAGE TRUST BX_22-PSB	8/15/2039	7.542	43,738	43,651	43,617
BX COMMERCIAL MORTGAGE TRUST BX_21-SOAR	6/15/2038	5.863	25,503	25,083	24,832
BX COMMERCIAL MORTGAGE TRUST BX_21-XL2	10/15/2038	5.882	49,412	48,768	47,955
BX COMMERCIAL MORTGAGE TRUST BX_21-VOLT	9/15/2036	5.893	29,000	29,001	28,061
BX TRUST BX_18-GW	5/15/2035	6.243	38,592	38,542	38,130
BX TRUST BX_19-RP	6/15/2034	6.238	380	380	376
BX TRUST BX_22-GPA	10/15/2039	7.312	13,800	13,768	13,778
BX TRUST BX_22-MVRK	3/15/2039	6.569	15,000	14,978	14,687
CAMB COMMERCIAL MORTGAGE TRUST CAMB_19-LIFE	12/15/2037	6.263	17,700	17,697	17,529
CGDB COMMERCIAL MORTGAGE TRUST CGDB_19-MOB	11/15/2036	6.143	15,000	15,000	14,775
COLD STORAGE TRUST COLD_20-ICE5	11/15/2037	6.093	30,065	29,766	29,555
COLONY MORTGAGE CAPITAL LTD CLNY_19-IKPR	11/15/2038	6.394	20,000	19,978	19,451
COMM MORTGAGE TRUST COMM_19-521F	6/15/2034	6.093	16,510	16,512	15,060

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES CSMC_19-ICE4	5/15/2036	6.173	46,238	46,050	46,007
DBGS MORTGAGE TRUST DBGS_18-5BP	6/15/2033	6.038	40,000	39,952	37,204
DBGS MORTGAGE TRUST DBGS_18-BIOD	5/15/2035	6.246	47,481	47,357	47,037
DBWF MORTGAGE TRUST DBWF_18-GLKS	12/19/2030	6.223	20,000	19,977	19,713
EXTENDED STAY AMERICA TRUST ESA_21-ESH	7/15/2038	6.273	36,400	36,277	35,681
GS MORTGAGE SECURITIES CORPORATION TRUST GSMS_22-ECI	8/15/2039	7.285	28,570	28,468	28,579
GS MORTGAGE SECURITIES CORPORATION TRUST 2022-SHIP	8/15/2036	5.878	39,000	38,878	38,722
ILPT COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES ILPT_22-LPF2	10/15/2039	7.336	21,500	21,465	21,437
INVITATION HOMES TRUST IHSFR_18-SFR4	1/17/2038	6.208	29,384	29,391	29,279
JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES TRUST 18-ASH8	2/15/2035	5.993	9,955	9,954	9,805
LIFE FINANCIAL SERVICES TRUST LIFE_22-BMR2	5/15/2039	6.442	49,000	48,914	47,913
LIFE_21-BMR	3/15/2038	5.961	48,637	48,068	47,385
MORGAN STANLEY CAPITAL I TRUST MSC_18-BOP	8/15/2033	6.043	12,624	12,624	10,967
MTN COMMERCIAL MORTGAGE TRUST MTN_22-LPFL	3/15/2039	6.544	50,000	49,630	49,062
ONE NEW YORK PLAZA TRUST ONYP_20-1NYP	1/15/2036	6.143	18,200	18,200	17,249
STAR_22-SFR3	5/17/2024	6.726	47,798	47,855	47,651
UBS COMMERCIAL MORTGAGE TRUST UBSCM_18-NYCH	2/15/2032	6.043	10,585	10,580	10,418
WELLS FARGO COMMERCIAL MORTGAGE TRUST WFCM_17-SMP	12/15/2034	6.193	18,500	18,464	17,350
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				1,151,621	1,129,546
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				2,096,907	2,074,066

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	6/15/2011	—	1,500	—	3	Notes c & d
TOTAL BANKING				—	3

BASIC INDUSTRY
LYONDELLBASELL INDUSTRIES NV	4/15/2024	5.750	20,286	20,435	20,243
TOTAL BASIC INDUSTRY				20,435	20,243

CAPITAL GOODS
BAE SYSTEMS PLC	10/7/2024	3.800	22,252	21,876	21,657
BAE SYSTEMS PLC	12/15/2025	3.850	14,841	14,426	14,232
BERRY GLOBAL INC	2/15/2024	0.950	30,317	29,630	29,365
BOEING COMPANY	5/1/2025	4.875	35,115	35,005	34,612
L3HARRIS TECHNOLOGIES INC	4/27/2025	3.832	11,500	11,260	11,146
L3HARRIS TECHNOLOGIES INC	5/28/2024	3.950	4,531	4,482	4,446
RAYTHEON TECHNOLOGIES CORPORATION	3/15/2024	3.200	5,425	5,351	5,327
TOTAL CAPITAL GOODS				122,030	120,785

COMMUNICATIONS

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

AMERICAN TOWER CORPORATION	5/15/2024	3.375	18,896	18,681	18,494
COMCAST CORPORATION	9/16/2024	3.750	29,084	28,608	28,382
CHARTER COMMUNICATIONS INC	7/23/2025	4.908	20,000	19,835	19,613
CROWN CASTLE INC	9/1/2024	3.200	6,924	6,761	6,710
WARNER BROS DISCOVERY INC	11/15/2024	3.900	10,000	9,782	9,702
FOX CORPORATION	1/25/2024	4.030	24,580	24,525	24,309
WARNER BROS DISCOVERY INC	3/15/2024	3.428	25,000	25,013	24,499
NETFLIX INC	6/15/2025	3.625	16,581	16,155	15,989
DEUTSCHE TELEKOM AG	3/20/2025	4.738	51,291	51,128	50,597
VERIZON COMMUNICATIONS INC	11/1/2024	3.500	10,000	9,797	9,739
TOTAL COMMUNICATIONS				210,285	208,034

CONSUMER CYCLICAL
CHICK-FIL-A INC	10/29/2023	1.480	3,740	3,689	3,679
IRB HOLDING CORPORATION	6/15/2025	7.000	1,750	1,759	1,759
NATIONAL BASKETBALL ASSOCIATION	12/16/2023	2.410	3,000	2,980	2,945
NATIONAL BASKETBALL ASSOCIATION	12/16/2024	2.510	1,000	980	950
TOTAL CONSUMER NON CYCLICAL				9,408	9,333

CONSUMER NON CYCLICAL
ABBVIE INC	5/14/2025	3.600	20,000	19,406	19,338
ABBVIE INC	11/21/2024	2.600	37,540	36,411	36,020
AMGEN INC	5/22/2024	3.625	27,500	27,196	26,983
AMGEN INC	3/2/2025	5.250	19,132	19,137	19,038
BACARDI LTD	5/15/2025	4.450	18,000	17,665	17,523
BECTON DICKINSON AND COMPANY	12/15/2024	3.734	9,000	8,872	8,742
BECTON DICKINSON AND COMPANY	6/6/2024	3.363	13,988	13,869	13,690
CONSTELLATION BRANDS INC	11/15/2024	4.750	7,098	7,052	7,005
CONSTELLATION BRANDS INC	5/9/2024	3.600	34,665	34,225	33,988
KEURIG DR PEPPER INC	12/15/2023	3.130	9,210	9,193	9,114
GE HEALTHCARE TECHNOLOGIES INC	11/15/2024	5.550	65,000	65,156	64,688
GILEAD SCIENCES INC	4/1/2024	3.700	10,990	10,974	10,831
HCA HEALTHCARE INC	3/15/2024	5.000	41,924	41,881	41,637
HCA HEALTHCARE INC	2/1/2025	5.375	5,000	4,995	4,957
KROGER COMPANY	2/1/2024	4.000	7,500	7,506	7,424
J M SMUCKER COMPANY	3/15/2025	3.500	84,698	82,335	81,852
DT FAMILY 2009 LLC	8/15/2024	3.950	14,121	13,907	13,860
TOTAL CONSUMER NON CYCLICAL				419,780	416,690

ELECTRIC
AMERICAN ELECTRIC POWER COMPANY INC	10/1/2025	3.850	1,955	1,881	1,861
AES CORPORATION (THE)	1/15/2026	1.375	13,670	12,418	12,209

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CMS ENERGY CORPORATION	3/1/2024	3.875	8,347	8,330	8,223
CENTERPOINT ENERGY INC	9/1/2024	2.500	5,000	4,852	4,803
FIRSTENERGY CORPORATION	8/15/2024	5.500	16,065	16,074	16,032
CMS ENERGY CORPORATION	8/31/2024	3.125	10,250	10,332	9,940
DTE ENERGY COMPANY	10/1/2024	2.529	9,426	9,149	9,025
DTE ENERGY COMPANY	11/1/2024	4.220	65,642	65,017	64,226
EMERA INCORPORATED	6/15/2024	0.833	23,974	23,140	22,698
EVERSOURCE ENERGY	10/1/2024	2.900	4,892	4,789	4,708
EVERSOURCE ENERGY	12/1/2023	3.800	3,000	3,000	2,978
EVERSOURCE ENERGY	6/27/2024	4.200	36,141	35,849	35,576
FIRSTENERGY CORPORATION	1/15/2025	4.350	11,390	11,214	11,106
SOUTHERN COMPANY (THE)	9/15/2024	2.200	2,687	2,589	2,569
FIRSTENERGY CORPORATION	4/15/2024	4.100	18,478	18,335	18,130
NEXTERA ENERGY INC	3/1/2025	6.051	58,963	59,738	59,307
NEXTERA ENERGY INC	3/21/2024	2.940	47,248	46,500	46,323
EVERSOURCE ENERGY	1/15/2025	3.150	6,461	6,254	6,214
PINNACLE WEST CAPITAL CORPORATION	6/15/2025	1.300	4,555	4,246	4,147
PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED	6/15/2024	2.875	975	953	947
PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED	11/8/2023	0.841	4,060	4,016	3,988
BERKSHIRE HATHAWAY INC	8/15/2023	3.375	14,195	14,195	14,155
SOUTHERN COMPANY (THE)	2/26/2024	0.600	14,010	13,645	13,535
WEC ENERGY GROUP INC	3/15/2024	0.800	2,038	1,992	1,967
TOTAL ELECTRIC				378,508	374,667

ENERGY
ENTERPRISE PRODUCTS PARTNERS L.P.	2/15/2024	3.900	10,000	9,934	9,878
PLAINS GP HOLDINGS LP	11/1/2024	3.600	27,446	26,811	26,572
OCCIDENTAL PETROLEUM CORPORATION	2/1/2025	3.350	22,500	21,679	21,524
WILLIAMS COMPANIES INC	6/24/2024	4.550	8,472	8,496	8,359
TOTAL ENERGY				66,920	66,333

INSURANCE
CVS HEALTH CORP	11/15/2024	3.500	7,070	6,913	6,860
ELEVANCE HEALTH INC	12/1/2024	3.350	15,000	14,619	14,513
ELEVANCE HEALTH INC	10/15/2025	5.350	10,805	10,851	10,778
TOTAL INSURANCE				32,383	32,151

OTHER FINANCIAL INSTITUTIONS
HARDWOOD FUNDING LLC	6/7/2024	3.180	6,000	5,955	5,826
TOTAL OTHER FINANCIAL INSTITUTIONS				5,955	5,826

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TECHNOLOGY
BROADCOM INC	1/15/2024	3.625	20,250	20,210	19,999
FIDELITY NATIONAL INFORMATION SERVICES INC	3/1/2024	0.600	10,000	9,784	9,646
FISERV INC	7/1/2024	2.750	10,000	9,937	9,703
MICROCHIP TECHNOLOGY INCORPORATED	9/1/2023	2.670	8,159	8,140	8,115
MICROCHIP TECHNOLOGY INCORPORATED	2/15/2024	0.972	42,710	41,706	41,343
MICROCHIP TECHNOLOGY INCORPORATED	9/1/2024	0.983	9,405	9,196	8,875
NXP SEMICONDUCTORS NV	3/1/2024	4.875	14,457	14,550	14,340
TOTAL TECHNOLOGY				113,523	112,021

TRANSPORTATION
CSX CORPORATION	8/1/2024	3.400	28,900	28,454	28,217
CRAWFORD GROUP INC	11/15/2024	3.850	61,229	60,529	59,652
CRAWFORD GROUP INC	11/1/2025	3.800	6,211	6,047	5,944
CRAWFORD GROUP INC	11/1/2023	2.700	21,419	21,288	21,185
NORFOLK SOUTHERN CORPORATION	6/15/2026	2.900	10,000	9,394	9,418
TOTAL TRANSPORTATION				125,712	124,416

TOTAL CORPORATE DEBT SECURITIES				1,504,939	1,490,502

TOTAL FIXED MATURITIES				11,523,694	11,360,340

SYNDICATED LOANS
BASIC INDUSTRY
ASPLUNDH TREE EXPERT LLC	9/7/2027	7.003	1,348	1,337	1,337
CHEMOURS COMPANY	4/3/2025	7.003	1,697	1,697	1,697
ELEMENT SOLUTIONS INC	1/31/2026	7.153	1,455	1,449	1,449
FLINT GROUP GMBH	9/21/2023	9.821	58	58	58
FLINT GROUP GMBH	9/21/2023	9.820	354	353	353
TRINSEO PLC	9/6/2024	7.154	1,281	1,280	1,280
MESSER INDUSTRIES USA INC	3/2/2026	7.660	925	922	922
UNIVAR SOLUTIONS INC	6/3/2028	6.904	1,486	1,481	1,481
INEOS LTD	2/10/2030	8.753	400	394	394
TOTAL BASIC INDUSTRY				8,971	8,971

BROKERAGE
LPL FINANCIAL HOLDINGS INC	11/12/2026	7.010	1,603	1,597	1,597
RUSSELL INVESTMENTS US INSTITUTIONAL HOLDCO INC	5/30/2025	8.753	1,307	1,307	1,307
GREENHILL & CO INC	4/12/2024	8.726	486	487	487
CITADEL SECURITIES LP	2/2/2028	7.768	1,225	1,218	1,218

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TOTAL BROKERAGE				4,609	4,609

CAPITAL GOODS
BERRY GLOBAL INC	7/1/2026	6.972	1,404	1,393	1,393
INGERSOLL RAND INC	3/1/2027	7.003	315	315	315
QUIKRETE HOLDINGS INC	2/1/2027	7.779	1,330	1,303	1,303
PACKAGING HOLDINGS LTD	1/29/2027	7.003	1,228	1,208	1,208
ZEKELMAN INDUSTRIES INC	1/24/2027	7.197	720	720	720
ENERGY CAPITAL PARTNERS II LLC	5/9/2025	8.909	547	546	546
TRANE TECHNOLOGIES PLC	3/1/2027	7.003	1,213	1,211	1,211
BEACON ROOFING SUPPLY INC	5/19/2028	7.404	1,120	1,107	1,107
G HOLDINGS INC	9/22/2028	7.692	1,474	1,445	1,445
GFL ENVIRONMENTAL INC	5/30/2027	8.145	177	177	177
TOTAL CAPITAL GOODS				9,425	9,425

COMMUNICATIONS
CHARTER COMMUNICATIONS INC	4/30/2025	6.800	1,376	1,377	1,377
COGECO COMMUNICATIONS (USA) II LP	1/3/2025	7.253	1,331	1,330	1,330
SINCLAIR BROADCAST GROUP INC (DIAMOND SPORTS GROUP LLC)	8/24/2026	—	1,137	1,135	1,135	Note d
HUBBARD RADIO LLC	3/28/2025	9.428	202	202	202
LUMEN TECHNOLOGIES INC	3/1/2027	7.018	261	261	261
NEXT LUXEMBOURG SCSP	7/17/2025	7.443	932	929	929
NEXSTAR MEDIA GROUP INC	9/18/2026	7.654	443	436	436
NEXT LUXEMBOURG SCSP	7/15/2025	8.023	940	939	939
SBA COMMUNICATIONS CORPORATION	4/11/2025	6.900	1,211	1,208	1,208
SINCLAIR INC	4/1/2028	8.160	784	781	781
TELESAT LLC	12/7/2026	8.030	814	812	812
CMG MEDIA CORPORATION	12/17/2026	8.659	973	957	957
LIONS GATE ENTERTAINMENT CORPORATION	3/24/2025	7.400	785	785	785
NEXT LUXEMBOURG SCSP	1/15/2026	7.443	958	943	943
NASCAR HOLDINGS LLC	10/19/2026	7.768	767	760	760
EW SCRIPPS COMPANY	5/1/2026	7.830	486	479	479
LUMEN TECHNOLOGIES INC	3/15/2027	7.518	1,208	1,207	1,207
APPLOVIN CORPORATION	10/25/2028	8.253	992	973	973
VMED O2 UK LTD	1/31/2028	7.693	1,000	1,000	1,000
TOTAL COMMUNICATIONS				16,514	16,514

CONSUMER CYCLICAL
APOLLO INVESTMENT FUND VIII LP	9/23/2026	7.943	876	871	871
QUALITY SOLUTIONS INTERNATIONAL LTD	8/21/2025	7.904	800	796	796

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

HILTON WORLDWIDE HOLDINGS INC	6/22/2026	6.821	1,749	1,734	1,734
YUM! BRANDS INC	3/15/2028	6.896	1,028	1,028	1,028
SEMINOLE TRIBE OF FLORIDA INC	7/8/2024	6.904	82	82	82
SIX FLAGS ENTERTAINMENT CORPORATION	4/17/2026	7.003	760	759	759
WILLIAM MORRIS ENDEAVOR ENTERTAINMENT LLC	5/18/2025	7.910	736	735	735
BJS WHOLESALE CLUB HOLDINGS INC	2/3/2024	7.891	194	193	193
NATIONAL AMUSEMENTS INC	5/8/2025	7.660	793	793	793
PCI GAMING AUTHORITY	5/29/2026	7.654	364	363	363
BURLINGTON STORES INC	6/24/2028	7.150	1,410	1,396	1,396
GODADDY INC	10/21/2029	8.153	1,411	1,392	1,392
RESTAURANT BRANDS INTERNATIONAL INC	11/19/2026	6.904	1,294	1,292	1,292
TOTAL CONSUMER CYCLICAL				11,434	11,434

CONSUMER NON CYCLICAL
ENERGIZER HOLDINGS INC	12/16/2027	7.442	350	349	349
GRIFOLS SA	11/15/2027	7.414	1,117	1,114	1,114
IQVIA HOLDINGS INC	6/11/2025	6.904	462	459	459
SELECT MEDICAL CORPORATION	3/6/2025	7.753	1,248	1,240	1,240
THOR INDUSTRIES INC	2/1/2026	8.250	1,103	1,097	1,097
US FOODS HOLDING CORPORATION	8/30/2026	7.154	208	207	207
ELANCO ANIMAL HEALTH INC	8/1/2027	7.010	656	654	654
ARAMARK	4/6/2028	7.654	1,012	1,007	1,007
ORGANON & COMPANY	6/2/2028	8.250	349	347	347
PRESTIGE CONSUMER HEALTHCARE INC	7/3/2028	7.154	261	260	260
DOLE PLC	8/3/2028	7.400	990	981	981
ICON PLC	7/3/2028	7.410	89	89	89
ICON PLC	7/3/2028	7.410	358	357	357
TOTAL CONSUMER NON CYCLICAL				8,161	8,161

ELECTRIC
VOLT PARENT LP	12/16/2027	7.660	322	318	318
VOLT PARENT LP	1/15/2025	7.154	1,900	1,900	1,900
CONSTELLATION ENERGY CORPORATION	12/15/2027	7.764	435	433	433
INVENERGY CLEAN POWER LLC	8/28/2025	8.837	548	547	547
EASTERN POWER LLC	10/2/2025	8.909	805	797	797
VISTRA CORPORATION	12/31/2025	6.900	1,208	1,206	1,206
WEST DEPTFORD ENERGY HOLDINGS LLC	8/3/2026	8.904	1,122	1,119	1,119
EDGEWATER GENERATION LLC (DELAWARE)	12/13/2025	9.018	956	954	954
CPV SHORE HOLDINGS LLC	12/29/2025	8.910	650	646	646
ADVANCED POWER SERVICES NA INC	2/16/2026	8.659	592	588	588

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

EFS COGEN HOLDINGS I LLC	10/1/2027	8.660	716	713	713
TOTAL ELECTRIC				9,221	9,221

ENERGY
IFM GLOBAL INFRASTRUCTURE FUND	11/1/2026	7.420	412	411	411
TOTAL ENERGY				411	411

FINANCE COMPANY
CHINA PEOPLES REPUBLIC (GOVERNMENT)	2/12/2027	6.646	388	387	387
CHINA PEOPLES REPUBLIC (GOVERNMENT)	6/8/2028	6.896	572	571	571
FLEETCOR TECHNOLOGIES INC	4/28/2028	7.003	1,480	1,464	1,464
TOTAL FINANCE COMPANY				2,422	2,422

INSURANCE
LONESTAR INTERMEDIATE SUPER HOLDINGS LLC	12/23/2026	8.443	462	460	460
LONESTAR INTERMEDIATE SUPER HOLDINGS LLC	11/29/2024	8.154	274	273	273
TOTAL INSURANCE				733	733

OTHER FINANCIAL INSTITUTIONS
SOFTBANK GROUP CORPORATION	6/27/2025	8.081	800	800	800
TRANSUNION	11/16/2026	7.003	993	991	991
TRANSUNION	12/1/2028	7.518	886	857	857
TOTAL OTHER FINANCIAL INSTITUTIONS				2,648	2,648

OTHER INDUSTRY
API GROUP CORPORATION	10/1/2026	7.750	1,512	1,490	1,490
TOTAL OTHER INDUSTRY				1,490	1,490

TECHNOLOGY
ENTEGRIS INC	7/6/2029	7.700	1,496	1,488	1,488
NCR CORPORATION	8/28/2026	8.038	480	472	472
CARLYLE GROUP INC/THE	4/16/2025	6.904	395	394	394
CARLYLE GROUP INC/THE	4/16/2025	6.904	351	350	350
TTM TECHNOLOGIES INC	5/23/2030	7.886	1,255	1,253	1,253
ONEX CORPORATION	6/27/2025	7.285	881	879	879
ADEIA INC	6/8/2028	8.693	663	610	610
MKS INSTRUMENTS INC	8/17/2029	7.948	995	977	977
COHERENT CORPORATION	7/2/2029	8.018	956	932	932
GEN DIGITAL INC	9/12/2029	7.253	1,334	1,288	1,288
CARLYLE GROUP INC/THE	3/22/2029	7.503	578	566	566

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CARLYLE GROUP INC/THE	3/22/2029	7.503	384	374	374
TOTAL TECHNOLOGY				9,583	9,583

TRANSPORTATION
G & W INTERMEDIATE HOLDINGS LLG	12/30/2026	6.998	1,620	1,593	1,593
UNITED AIRLINES HOLDINGS INC	4/20/2028	9.288	289	288	288
TOTAL TRANSPORTATION				1,881	1,881

TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				87,503	87,503
ALLOWANCE FOR LOAN LOSSES				(1,103)	(1,103)
TOTAL SYNDICATED LOANS - NET				86,400	86,400

DERIVATIVES
PURCHASED OPTIONS
BNP PARIBAS SA	7/11/2023	—	1	381	381
BNP PARIBAS SA	7/18/2023	—	1	313	313
BNP PARIBAS SA	7/25/2023	—	1	325	325
BNP PARIBAS SA	8/1/2023	—	1	189	189
BNP PARIBAS SA	8/15/2023	—	—	108	108
BNP PARIBAS SA	8/22/2023	—	—	102	102
BNP PARIBAS SA	8/22/2023	—	1	251	251
BNP PARIBAS SA	9/5/2023	—	1	406	406
BNP PARIBAS SA	9/19/2023	—	1	448	448
BNP PARIBAS SA	9/26/2023	—	1	507	507
BNP PARIBAS SA	10/17/2023	—	1	394	394
BNP PARIBAS SA	10/24/2023	—	1	464	464
BNP PARIBAS SA	10/31/2023	—	1	403	403
BNP PARIBAS SA	11/7/2023	—	1	422	422
BNP PARIBAS SA	11/14/2023	—	1	279	279
BNP PARIBAS SA	11/21/2023	—	1	331	331
BNP PARIBAS SA	11/28/2023	—	—	239	239
BNP PARIBAS SA	12/5/2023	—	1	494	494
BNP PARIBAS SA	12/12/2023	—	—	222	222
BNP PARIBAS SA	12/19/2023	—	1	441	441
BNP PARIBAS SA	1/2/2024	—	1	447	447
BNP PARIBAS SA	1/9/2024	—	—	267	267
BNP PARIBAS SA	1/23/2024	—	—	74	74
BNP PARIBAS SA	1/30/2024	—	—	218	218
BNP PARIBAS SA	2/6/2024	—	1	288	288
BNP PARIBAS SA	2/13/2024	—	1	254	254

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	2/20/2024	—	1	315	315
BNP PARIBAS SA	3/12/2024	—	1	354	354
BNP PARIBAS SA	3/19/2024	—	1	388	388
BNP PARIBAS SA	4/9/2024	—	—	229	229
BNP PARIBAS SA	4/16/2024	—	1	272	272
BNP PARIBAS SA	4/30/2024	—	—	233	233
BNP PARIBAS SA	5/21/2024	—	1	288	288
BNP PARIBAS SA	5/28/2024	—	—	214	214
BNP PARIBAS SA	6/4/2024	—	1	240	240
BNP PARIBAS SA	6/18/2024	—	—	166	166
BNP PARIBAS SA	6/25/2024	—	—	171	171
BNP PARIBAS SA	11/19/2024	—	—	80	80
BNP PARIBAS SA	7/8/2025	—	—	105	105
BNP PARIBAS SA	9/23/2025	—	—	243	243
BNP PARIBAS SA	10/21/2025	—	—	321	321
BNP PARIBAS SA	11/4/2025	—	—	110	110
BNP PARIBAS SA	1/6/2026	—	—	211	211
BNP PARIBAS SA	1/27/2026	—	—	96	96
BNP PARIBAS SA	2/10/2026	—	—	93	93
BNP PARIBAS SA	4/7/2026	—	—	97	97
BNP PARIBAS SA	5/26/2026	—	—	92	92
WELLS FARGO & COMPANY	8/15/2023	—	1	136	136
WELLS FARGO & COMPANY	4/2/2024	—	—	231	231
WELLS FARGO & COMPANY	8/12/2025	—	—	72	72
WELLS FARGO & COMPANY	3/31/2026	—	—	97	97
WELLS FARGO BANK NA	7/5/2023	—	1	435	435
WELLS FARGO BANK NA	7/11/2023	—	—	9	9
WELLS FARGO BANK NA	8/8/2023	—	1	213	213
WELLS FARGO BANK NA	8/29/2023	—	1	301	301
WELLS FARGO BANK NA	9/12/2023	—	1	451	451
WELLS FARGO BANK NA	10/3/2023	—	1	500	500
WELLS FARGO BANK NA	10/10/2023	—	1	546	546
WELLS FARGO BANK NA	12/26/2023	—	1	368	368
WELLS FARGO BANK NA	1/16/2024	—	1	304	304
WELLS FARGO BANK NA	1/23/2024	—	1	296	296
WELLS FARGO BANK NA	2/27/2024	—	—	263	263
WELLS FARGO BANK NA	3/5/2024	—	1	325	325
WELLS FARGO BANK NA	3/26/2024	—	1	338	338
WELLS FARGO BANK NA	4/23/2024	—	1	308	308
WELLS FARGO BANK NA	5/7/2024	—	—	236	236

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	5/14/2024	—	1	301	301
WELLS FARGO BANK NA	6/11/2024	—	—	169	169
WELLS FARGO BANK NA	8/27/2024	—	—	153	153
WELLS FARGO BANK NA	12/24/2024	—	—	95	95
WELLS FARGO BANK NA	4/29/2025	—	—	152	152
WELLS FARGO BANK NA	7/1/2025	—	—	104	104
WELLS FARGO BANK NA	11/18/2025	—	—	98	98
WELLS FARGO BANK NA	1/13/2026	—	—	202	202
WELLS FARGO BANK NA	2/24/2026	—	—	104	104
WELLS FARGO BANK NA	5/12/2026	—	—	98	98
TOTAL PURCHASED OPTIONS				19,490	19,490

WRITTEN OPTIONS
BNP PARIBAS SA	7/11/2023	—	(1)	(329)	(329)
BNP PARIBAS SA	7/18/2023	—	(1)	(260)	(260)
BNP PARIBAS SA	7/25/2023	—	(1)	(272)	(272)
BNP PARIBAS SA	8/1/2023	—	(1)	(145)	(145)
BNP PARIBAS SA	8/15/2023	—	—	(100)	(100)
BNP PARIBAS SA	8/22/2023	—	—	(95)	(95)
BNP PARIBAS SA	8/22/2023	—	(1)	(164)	(164)
BNP PARIBAS SA	9/5/2023	—	(1)	(296)	(296)
BNP PARIBAS SA	9/19/2023	—	(1)	(341)	(341)
BNP PARIBAS SA	9/26/2023	—	(1)	(419)	(419)
BNP PARIBAS SA	10/17/2023	—	(1)	(307)	(307)
BNP PARIBAS SA	10/24/2023	—	(1)	(340)	(340)
BNP PARIBAS SA	10/31/2023	—	(1)	(297)	(297)
BNP PARIBAS SA	11/7/2023	—	(1)	(317)	(317)
BNP PARIBAS SA	11/14/2023	—	(1)	(171)	(171)
BNP PARIBAS SA	11/21/2023	—	(1)	(202)	(202)
BNP PARIBAS SA	11/28/2023	—	—	(153)	(153)
BNP PARIBAS SA	12/5/2023	—	(1)	(322)	(322)
BNP PARIBAS SA	12/19/2023	—	(1)	(314)	(314)
BNP PARIBAS SA	1/2/2024	—	(1)	(321)	(321)
BNP PARIBAS SA	1/9/2024	—	—	(182)	(182)
BNP PARIBAS SA	1/23/2024	—	—	(69)	(69)
BNP PARIBAS SA	1/30/2024	—	—	(136)	(136)
BNP PARIBAS SA	2/6/2024	—	(1)	(168)	(168)
BNP PARIBAS SA	2/13/2024	—	(1)	(154)	(154)
BNP PARIBAS SA	2/20/2024	—	(1)	(213)	(213)
BNP PARIBAS SA	3/12/2024	—	(1)	(253)	(253)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	3/19/2024	—	(1)	(265)	(265)
BNP PARIBAS SA	4/9/2024	—	—	(150)	(150)
BNP PARIBAS SA	4/16/2024	—	(1)	(174)	(174)
BNP PARIBAS SA	4/30/2024	—	—	(154)	(154)
BNP PARIBAS SA	5/21/2024	—	(1)	(199)	(199)
BNP PARIBAS SA	5/28/2024	—	—	(144)	(144)
BNP PARIBAS SA	6/4/2024	—	(1)	(155)	(155)
BNP PARIBAS SA	6/18/2024	—	—	(104)	(104)
BNP PARIBAS SA	6/25/2024	—	—	(109)	(109)
BNP PARIBAS SA	11/19/2024	—	—	(44)	(44)
BNP PARIBAS SA	7/8/2025	—	—	(78)	(78)
BNP PARIBAS SA	9/23/2025	—	—	(161)	(161)
BNP PARIBAS SA	11/4/2025	—	—	(65)	(65)
BNP PARIBAS SA	11/18/2025	—	—	(48)	(48)
BNP PARIBAS SA	1/6/2026	—	—	(110)	(110)
BNP PARIBAS SA	1/27/2026	—	—	(46)	(46)
BNP PARIBAS SA	2/10/2026	—	—	(44)	(44)
BNP PARIBAS SA	4/7/2026	—	—	(48)	(48)
BNP PARIBAS SA	5/26/2026	—	—	(57)	(57)
WELLS FARGO & COMPANY	8/15/2023	—	(1)	(59)	(59)
WELLS FARGO & COMPANY	8/12/2025	—	—	(38)	(38)
WELLS FARGO & COMPANY	3/31/2026	—	—	(47)	(47)
WELLS FARGO BANK NA	7/5/2023	—	(1)	(375)	(375)
WELLS FARGO BANK NA	7/11/2023	—	—	(7)	(7)
WELLS FARGO BANK NA	8/8/2023	—	(1)	(136)	(136)
WELLS FARGO BANK NA	8/29/2023	—	(1)	(227)	(227)
WELLS FARGO BANK NA	9/12/2023	—	(1)	(326)	(326)
WELLS FARGO BANK NA	10/3/2023	—	(1)	(395)	(395)
WELLS FARGO BANK NA	10/10/2023	—	(1)	(459)	(459)
WELLS FARGO BANK NA	12/12/2023	—	—	(137)	(137)
WELLS FARGO BANK NA	12/26/2023	—	(1)	(262)	(262)
WELLS FARGO BANK NA	1/16/2024	—	(1)	(199)	(199)
WELLS FARGO BANK NA	1/23/2024	—	(1)	(193)	(193)
WELLS FARGO BANK NA	2/27/2024	—	—	(182)	(182)
WELLS FARGO BANK NA	3/5/2024	—	(1)	(223)	(223)
WELLS FARGO BANK NA	3/26/2024	—	(1)	(237)	(237)
WELLS FARGO BANK NA	4/2/2024	—	—	(151)	(151)
WELLS FARGO BANK NA	4/23/2024	—	(1)	(209)	(209)
WELLS FARGO BANK NA	5/7/2024	—	—	(158)	(158)
WELLS FARGO BANK NA	5/14/2024	—	(1)	(211)	(211)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2023
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	6/11/2024	—	—	(104)	(104)
WELLS FARGO BANK NA	8/27/2024	—	—	(106)	(106)
WELLS FARGO BANK NA	12/24/2024	—	—	(58)	(58)
WELLS FARGO BANK NA	4/29/2025	—	—	(133)	(133)
WELLS FARGO BANK NA	7/1/2025	—	—	(77)	(77)
WELLS FARGO BANK NA	10/21/2025	—	—	(187)	(187)
WELLS FARGO BANK NA	1/13/2026	—	—	(102)	(102)
WELLS FARGO BANK NA	2/24/2026	—	—	(54)	(54)
WELLS FARGO BANK NA	5/12/2026	—	—	(62)	(62)
TOTAL WRITTEN OPTIONS				(13,609)	(13,609)

FUTURES
S&P 500 EMINI FUT Sep 2023	9/16/2072		—	76	76
TOTAL FUTURES				76	76

TOTAL DERIVATIVES - NET				5,957	5,957

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, SYNDICATED LOANS AND DERIVATIVES				$12,786,156	$12,622,802

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $12.8 billion.
c) Securities written down due to impairment related to credit losses.
d) Non-income producing securities.